Taxes (Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	2.00%	1.70%	2.00%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	(2.80%)	(2.60%)	(2.80%)
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Percent	(1.40%)	(2.50%)	(0.30%)
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	0.10%	(0.60%)	(1.30%)
Effective Income Tax Rate Reconciliation, Percent	32.90%	31.00%	32.60%